Loans Held for Investment - Allowance for loan losses (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Allowance for loan losses, beginning of period	$ 13,658,481	$ 3,738,758	$ 3,738,758	$ 0
Provision for loan losses	50,296	276,020	10,904,163	3,738,758
Charge-offs	0	0	(984,440)	0
Recoveries	0	0	0	0
Allowance for loan losses, end of period	$ 13,708,777	$ 4,014,778	$ 13,658,481	$ 3,738,758